Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Carrying Amounts of Goodwill and Intangible Assets
(a) Change in the carrying value of goodwill and intangible assets
The following table presents the change in the carrying value of goodwill and intangible assets.

As at December 31, 2019	Balance, January 1	Additions/ disposals	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,864	$(6)	$	n/a	$(115)	$5,743
Indefinite life intangible assets
Brand	819	–		n/a	(40)	779
Fund management contracts and other (1)	798	32		n/a	(25)	805
	1,617	32		n/a	(65)	1,584
Finite life intangible assets (2)
Distribution networks	868	6		44	(29)	80 1
Customer relationships	860	(2)		54	(9)	795
Software	821	357		168	(19)	991
Other	67	–		5	(1)	6 1
	2,616	361		271	(58)	2,648
Total intangible assets	4,233	393		271	(123)	4,232
Total goodwill and intangible assets	$10,097	$387		$271	$(238)	$9,975

As at December 31, 2018	Balance, January 1	Additions/ disposals (3)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,713	$(65)	$	n/a	$216	$5,864
Indefinite life intangible assets
Brand	753	–		n/a	66	819
Fund management contracts and other (1)	755	3		n/a	40	798
	1,508	3		n/a	106	1,617
Finite life intangible assets (2)
Distribution networks	989	(133)		48	60	868
Customer relationships	899	–		55	16	860
Software	661	275		147	32	821
Other	70	–		5	2	67
	2,619	142		255	110	2,616
Total intangible assets	4,127	145		255	216	4,233
Total goodwill and intangible assets	$9,840	$80		$255	$432	$10,097

(1)	Fund management contracts were mostly allocated to Canada WAM and U.S. WAM CGUs with the carrying values of $273 (2018 – $273) and $380 (2018 – $400), respectively.
(2)
Gross carrying amount of finite life intangible assets was $1,292 for distribution networks, $1,133 for customer relationships, $2,239 for software and $130 for other (2018 – $1,331, $1,145, $2,110 and $133
)
, respectively
.

(3)
In 2018, disposals include $65 of goodwill and $96 of distribution networks from the sale of the U.S. broker-dealer business, and impairments of distribution networks for discontinued products of $27 in the U.S. segment and $13 in Asia segment.

Summary of Impairment Testing of Goodwill
The following tables present the carrying value of goodwill by CGU or group of CGUs.

As at December 31, 2019 CGU or group of CGUs	Balance, January 1,	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31,
Asia
Asia Insurance (excluding Japan)	$165	$–	$(6)	$159
Japan Insurance	435	–	(15)	420
Canada Insurance	1,962	–	(5)	1,957
U.S. Insurance	367	–	(18)	349
Global Wealth and Asset Management
Asia WAM	196	–	(9)	187
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,303	(6)	(62)	1,235
Total	$5,864	$(6)	$(115)	$5,743

As at December 31, 2018 CGU or group of CGUs	Balance, January 1,	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31,
Asia
Asia Insurance (excluding Japan)	$154	$–	$11	$165
Japan Insurance	391	–	44	435
Canada Insurance	1,954	–	8	1,962
U.S. Insurance	400	(65)	32	367
Global Wealth and Asset Management
Asia WAM	180	–	16	196
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,198	–	105	1,303
Total	$5,713	$(65)	$216	$5,864
The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.